GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 94.7%
Brazil – 4.3%
5,110,700	Ambev SA ADR (Food, Beverage & Tobacco)	$ 14,412,174
2,735,300	Banco do Brasil SA (Banks)	19,015,624
814,400	CCR SA (Transportation)	2,044,618
7,337,070	Cia Energetica de Minas Gerais ADR (Utilities)(a)	16,288,295
94,339	Cia Energetica de Minas Gerais (Utilities)	310,142
100,800	Cia Paranaense de Energia (Utilities)	671,532
356,500	CPFL Energia SA (Utilities)	2,262,705
698,400	EDP - Energias do Brasil SA (Utilities)	2,929,066
98,875	Embraer SA ADR (Capital Goods)*	901,740
637,300	Enauta Participacoes SA (Energy)	2,282,362
1,026,300	Grendene SA (Consumer Durables & Apparel)	1,414,259
41,100	Itau Unibanco Holding SA (Banks)	161,092
196,800	Santos Brasil Participacoes SA (Transportation)	247,992
776,100	Sao Martinho SA (Food, Beverage & Tobacco)	5,254,399
465,600	Transmissora Alianca de Energia Eletrica SA (Utilities)	3,640,861
212,400	WEG SA (Capital Goods)	1,151,059

		72,987,920

Chile – 1.2%
2,006,077	Cencosud SA (Food & Staples Retailing)	2,740,518
120,775	Cia Cervecerias Unidas SA ADR (Food, Beverage & Tobacco)	1,393,743
28,015,243	Cia Sud Americana de Vapores SA (Transportation)	3,031,280
133,223	Sociedad Quimica y Minera de Chile SA ADR (Materials)	13,105,147

		20,270,688

China – 33.5%
24,165,000	Agricultural Bank of China Ltd., Class H (Banks)	7,970,153
472,800	Alibaba Group Holding Ltd. ADR (Retailing)*	42,254,136
160,900	Alibaba Group Holding Ltd. (Retailing)*	1,809,074
338,000	Anhui Expressway Co. Ltd., Class H (Transportation)	257,125
612,375	Anhui Yingjia Distillery Co. Ltd., Class A (Food, Beverage & Tobacco)	4,952,149

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
273,600	Baidu, Inc., Class A (Media & Entertainment)*	$ 4,729,013
7,111,000	Bank of Communications Co. Ltd., Class H (Banks)	4,232,561
78,000	Beijing Enterprises Holdings Ltd. (Utilities)	249,989
8,418,000	Bosideng International Holdings Ltd. (Consumer Durables & Apparel)	4,913,157
725,000	BYD Co. Ltd., Class H (Automobiles & Components)	26,524,832
23,001,000	CGN Power Co. Ltd., Class H (Utilities)(b)	5,303,659
4,204,000	China BlueChemical Ltd., Class H (Materials)	1,137,410
4,983,000	China CITIC Bank Corp. Ltd., Class H (Banks)	2,082,795
43,997,000	China Construction Bank Corp., Class H (Banks)	28,096,960
2,624,000	China Education Group Holdings Ltd. (Consumer Services)	2,223,848
1,065,450	China International Marine Containers Group Co. Ltd., Class H (Capital Goods)	1,031,119
1,252,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,990,314
754,000	China Merchants Port Holdings Co. Ltd. (Transportation)	1,216,088
4,718,000	China Pacific Insurance Group Co. Ltd., Class H (Insurance)	10,077,771
4,079,000	China Resources Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,446,329
742,200	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)*	3,987,038
938,413	China Shenhua Energy Co. Ltd., Class A (Energy)	3,906,892
5,326,500	China Shenhua Energy Co. Ltd., Class H (Energy)	15,054,507
619,000	China Suntien Green Energy Corp. Ltd., Class H (Energy)	303,619
154,400	China Taiping Insurance Holdings Co. Ltd. (Insurance)	162,811
754,000	China XLX Fertiliser Ltd. (Materials)	487,440

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,871,000	China Yongda Automobiles Services Holdings Ltd. (Retailing)	$ 4,200,111
7,043,000	CITIC Ltd. (Capital Goods)	7,617,591
5,588,000	COFCO Joycome Foods Ltd. (Food, Beverage & Tobacco)*	2,424,399
99,250	COSCO SHIPPING Holdings Co. Ltd., Class H (Transportation)	148,903
1,334,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,460,670
2,909,995	Daan Gene Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	8,100,779
49,900	Daqo New Energy Corp. ADR (Semiconductors & Semiconductor Equipment)*	3,228,530
583,942	Dong-E-E-Jiao Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	3,099,234
3,836,000	Dongfeng Motor Group Co. Ltd., Class H (Automobiles & Components)	2,650,657
4,321,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	8,568,090
86,800	GoerTek, Inc., Class A (Technology Hardware & Equipment)	409,581
2,818,000	Great Wall Motor Co. Ltd., Class H (Automobiles & Components)	4,467,421
354,000	Guangzhou Automobile Group Co. Ltd., Class H (Automobiles & Components)	332,283
3,635,470	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	15,525,250
994,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)	2,625,884
669,000	Haitian International Holdings Ltd. (Capital Goods)	1,600,998
194,500	JD.com, Inc. ADR (Retailing)	11,572,750
642,521	JD.com, Inc., Class A (Retailing)	19,168,041
284,454	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Food, Beverage & Tobacco)	6,967,950

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
626,019	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)*	$ 10,671,700
302,935	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	495,280
1,708,000	Kingboard Holdings Ltd. (Technology Hardware & Equipment)	4,997,106
227,000	Kingsoft Corp. Ltd. (Media & Entertainment)	757,944
16,626,000	Kunlun Energy Co. Ltd. (Utilities)	12,239,516
56,533	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	15,894,753
289,800	Li Auto, Inc. ADR (Automobiles & Components)*	9,517,032
614,500	Li Ning Co. Ltd. (Consumer Durables & Apparel)	4,984,598
56,000	Livzon Pharmaceutical Group, Inc., Class H (Pharmaceuticals, Biotechnology & Life Sciences)	166,946
45,000	Longfor Group Holdings Ltd. (Real Estate)(b)	150,362
65,700	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	330,677
133,768	Luzhou Laojiao Co. Ltd., Class A (Food, Beverage & Tobacco)	4,407,008
1,146,600	Meituan, Class B (Retailing)*(b)	25,722,083
338,900	NetEase, Inc. (Media & Entertainment)	6,339,725
300,660	NetEase, Inc. ADR (Media & Entertainment)	27,955,367
316,000	New Oriental Education & Technology Group, Inc. (Consumer Services)*	866,266
21,600	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	592,056
663,600	Nongfu Spring Co. Ltd., Class H (Food, Beverage & Tobacco)(b)	3,977,079
6,617,000	People’s Insurance Co. Group of China Ltd. (The), Class H (Insurance)	1,981,174
22,968,000	PetroChina Co. Ltd., Class H (Energy)	10,725,133
207,650	Pharmaron Beijing Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,689,350
25,088,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	25,752,630
259,000	Pinduoduo, Inc. ADR (Retailing)*	12,693,590
296,000	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	1,739,604

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
32,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	$ 45,249
7,709,648	Shanghai International Port Group Co. Ltd., Class A (Transportation)*	6,266,690
499,400	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care Equipment & Services)	752,054
195,237	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Food, Beverage & Tobacco)	7,929,034
5,836,000	Shougang Fushan Resources Group Ltd. (Materials)	2,077,529
1,001,211	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	3,268,012
2,032,000	Sinofert Holdings Ltd. (Materials)*	279,746
4,667,000	SITC International Holdings Co. Ltd. (Transportation)	15,890,798
1,365,000	Tencent Holdings Ltd. (Media & Entertainment)	52,755,627
294,100	Tencent Music Entertainment Group ADR (Media & Entertainment)*	1,238,161
207,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	189,356
127,500	Vipshop Holdings Ltd. ADR (Retailing)*	1,167,900
460,391	Wens Foodstuffs Group Co. Ltd., Class A (Food, Beverage & Tobacco)*	1,641,436
188,500	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	1,804,344
182,492	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,269,266
205,144	Zhejiang Orient Gene Biotech Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	3,449,690

		566,241,782

Greece – 0.7%
39,000	Danaos Corp. (Transportation)(a)	2,852,070
167,319	Hellenic Telecommunications Organization SA (Telecommunication Services)	2,880,894
228,200	Star Bulk Carriers Corp. (Transportation)	5,938,905

		11,671,869

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 0.6%
5,640,000	Concord New Energy Group Ltd. (Utilities)	$ 531,066
78,500	Orient Overseas International Ltd. (Transportation)	2,735,782
12,698,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,361,576
352,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	79,149

		10,707,573

India – 13.0%
36,899	Adani Green Energy Ltd. (Utilities)*	1,017,030
2,426,761	Adani Power Ltd. (Utilities)*	9,679,856
8,053	Adani Total Gas Ltd. (Utilities)	318,566
476,614	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	25,437,580
178,239	Balrampur Chini Mills Ltd. (Food, Beverage & Tobacco)	891,101
4,027,296	Bharat Electronics Ltd. (Capital Goods)	14,009,494
50,729	Cipla Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	627,099
129,329	Coromandel International Ltd. (Materials)	1,683,657
4,605	Dr. Reddy’s Laboratories Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	237,157
64,681	Eicher Motors Ltd. (Automobiles & Components)	2,534,006
19,529	Finolex Industries Ltd. (Materials)	32,877
5,295,415	GAIL India Ltd. (Utilities)	9,817,102
699,639	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Materials)	6,402,455
567,674	Gujarat State Fertilizers & Chemicals Ltd. (Materials)	1,137,117
215,242	Hindustan Aeronautics Ltd. (Capital Goods)	5,500,671
805,915	Hindustan Zinc Ltd. (Materials)	2,751,511
92,314	ICICI Bank Ltd. ADR (Banks)*	1,918,285
810,488	Infosys Ltd. ADR (Software & Services)	15,796,411
7,194,577	ITC Ltd. (Food, Beverage & Tobacco)	27,590,558
59,242	JSW Energy Ltd. (Utilities)	179,037
159,797	KPIT Technologies Ltd. (Software & Services)	1,112,802
714,029	Mahindra & Mahindra Ltd. (Automobiles & Components)	10,535,505

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
62,979	Mahindra CIE Automotive Ltd. (Automobiles & Components)	$ 214,728
134,526	Maruti Suzuki India Ltd. (Automobiles & Components)	14,969,957
25,386	Narayana Hrudayalaya Ltd. (Health Care Equipment & Services)*	211,590
234,997	National Aluminium Co. Ltd. (Materials)	231,841
4,607,936	Oil & Natural Gas Corp. Ltd. (Energy)	7,822,384
1,434,556	Oil India Ltd. (Energy)	3,450,410
1,308	Polyplex Corp. Ltd. (Materials)	38,683
1,490,648	Power Finance Corp. Ltd. (Diversified Financials)	2,187,736
3,385,485	Power Grid Corp. of India Ltd. (Utilities)	9,168,104
30,948	PVR Ltd. (Media & Entertainment)*	840,761
5,040,729	REC Ltd. (Diversified Financials)	8,350,805
176,529	Redington India Ltd. (Technology Hardware & Equipment)	278,671
258,176	Tata Chemicals Ltd. (Materials)	2,975,715
284,375	Tata Consultancy Services Ltd. (Software & Services)	11,895,064
236,473	Tata Motors Ltd. ADR (Automobiles & Components)*(a)	6,744,210
58,539	Tata Motors Ltd., Class A (Automobiles & Components)*	164,518
5,534,590	Tata Steel Ltd. (Materials)	7,532,948
69,998	Tech Mahindra Ltd. (Software & Services)	930,793
131,999	Trent Ltd. (Retailing)	2,121,145
39,664	United Spirits Ltd. (Food, Beverage & Tobacco)*	390,883

		219,730,823

Indonesia – 1.1%
7,730,900	Astra International Tbk PT (Automobiles & Components)	3,301,852
6,918,300	Bank Mandiri Persero Tbk PT (Banks)	3,872,577
8,246,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Banks)	745,298
39,513,600	Bank Pembangunan Daerah Jawa Timur Tbk PT (Banks)	1,891,431
5,290,300	Mitra Keluarga Karyasehat Tbk PT (Health Care Equipment & Services)	888,487
19,753,700	Perusahaan Gas Negara Tbk PT (Utilities)	2,242,725

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
20,585,400	Telkom Indonesia Persero Tbk PT (Telecommunication Services)	$ 5,879,603
2,960,800	Timah Tbk PT (Materials)	291,904

		19,113,877

Kuwait – 0.0%
22,335	Humansoft Holding Co. KSC (Consumer Services)	241,329

Mexico – 1.5%
410,480	America Movil SAB de CV, Class L ADR (Telecommunication Services)	7,770,386
782,255	Arca Continental SAB de CV (Food, Beverage & Tobacco)	5,418,667
152,300	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	9,173,029
21,200	El Puerto de Liverpool SAB de CV (Retailing)	95,135
37,885	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation)	230,687
157,400	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	2,134,133
6,993	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	1,313,355

		26,135,392

Philippines – 0.4%
786,400	DMCI Holdings, Inc. (Capital Goods)	135,615
1,891,760	International Container Terminal Services, Inc. (Transportation)	6,664,608

		6,800,223

Poland – 0.5%
240,542	Bank Polska Kasa Opieki SA (Banks)	3,809,730
516,369	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	2,922,387
24,548	Santander Bank Polska SA (Banks)	1,246,496

		7,978,613

Qatar – 0.0%
133,595	Qatar Electricity & Water Co. QSC (Utilities)	679,026

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – 0.0%
2,397	Novatek PJSC GDR (Energy)(c)	$ —
216,156	Novolipetsk Steel PJSC GDR (Materials)(c)	—
106,118	PhosAgro PJSC GDR (Materials)(c)	—
683	PhosAgro PJSC NPV GDR (Materials)(c)	—
18,426	Polyus PJSC GDR (Materials)(c)	—
2,789,380	Sberbank of Russia PJSC (Banks)*(c)	—
699,855	Severstal PAO GDR (Materials)(c)	—
137,040	VTB Bank PJSC GDR (Banks)*(c)	—

		—

Saudi Arabia – 2.6%
260,743	Al Rajhi Bank (Banks)*	6,282,636
9,754	Alinma Bank (Banks)	99,513
56,333	Bank Al-Jazira (Banks)	396,925
15,401	Banque Saudi Fransi (Banks)	211,116
655,276	Riyad Bank (Banks)	6,380,715
269,931	SABIC Agri-Nutrients Co. (Materials)	9,632,719
572,263	Sahara International Petrochemical Co. (Materials)	7,303,786
1,016,853	Saudi Arabian Oil Co. (Energy)(b)	10,867,533
99,806	Saudi Basic Industries Corp. (Materials)	2,659,166
16,682	Saudi National Bank (The) (Banks)	313,150

		44,147,259

South Africa – 2.8%
109,584	Absa Group Ltd. (Banks)	1,122,961
55,488	Anglo American Platinum Ltd. (Materials)	4,256,516
244,242	AVI Ltd. (Food, Beverage & Tobacco)	1,017,969
94,857	Bidvest Group Ltd. (The) (Capital Goods)	1,220,128
7,758,516	FirstRand Ltd. (Diversified Financials)	30,690,930
6,074	Nedbank Group Ltd. (Banks)	79,398
1,271,676	Old Mutual Ltd. (Insurance)	867,394
709,423	Standard Bank Group Ltd. (Banks)	6,834,688
152,531	Truworths International Ltd. (Retailing)	469,799
309,318	Vukile Property Fund Ltd. REIT (Real Estate)	264,420

		46,824,203

South Korea – 13.1%
54,856	ABLBio, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	942,093
518,792	BNK Financial Group, Inc. (Banks)	2,714,591

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
5,431	Celltrion, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 795,129
73,625	Daewon Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,008,178
1,213	Daewoong Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	171,641
112,754	DB Insurance Co. Ltd. (Insurance)	5,247,595
614,286	DGB Financial Group, Inc. (Banks)	3,657,998
129,120	GS Holdings Corp. (Capital Goods)	4,138,873
516,237	Hana Financial Group, Inc. (Banks)	14,793,544
9,074	Hanmi Science Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	286,315
171,535	Hanwha Aerospace Co. Ltd. (Capital Goods)	8,544,506
10,916	Hite Jinro Co. Ltd. (Food, Beverage & Tobacco)	254,477
52,822	Humasis Co. Ltd. (Health Care Equipment & Services)	775,112
15,041	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	379,949
65,848	Hyundai Motor Co. (Automobiles & Components)	9,957,088
146,601	Industrial Bank of Korea (Banks)	1,060,998
539,518	JB Financial Group Co. Ltd. (Banks)	3,101,532
558,625	KB Financial Group, Inc. (Banks)	20,776,342
252,450	Kia Corp. (Automobiles & Components)	15,805,240
238,343	Korea Aerospace Industries Ltd. (Capital Goods)	10,482,179
246,054	KT&G Corp. (Food, Beverage & Tobacco)	15,508,555
4,468	LEENO Industrial, Inc. (Semiconductors & Semiconductor Equipment)	454,067
38,610	LF Corp. (Consumer Durables & Apparel)	519,564
1,901	Lotte Chilsung Beverage Co. Ltd. (Food, Beverage & Tobacco)	259,890
80,841	LOTTE Fine Chemical Co. Ltd. (Materials)	4,100,856
27,457	MegaStudyEdu Co. Ltd. (Consumer Services)	1,867,059
52,280	Meritz Fire & Marine Insurance Co. Ltd. (Insurance)	1,389,765
4,058	NCSoft Corp. (Media & Entertainment)	1,165,820
791,197	Pan Ocean Co. Ltd. (Transportation)	3,444,029

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
2,940	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	$ 1,958,238
1,613,909	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	76,394,641
9,390	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,426,547
6,332	SD Biosensor, Inc. (Health Care Equipment & Services)	196,992
16,297	Seegene, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	499,853
143,762	Shinhan Financial Group Co. Ltd. (Banks)	3,959,091
26,487	Tongyang Life Insurance Co. Ltd. (Insurance)	110,327
259,577	Woori Financial Group, Inc. (Banks)	2,382,056

		220,530,730

Taiwan – 14.8%
59,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	81,412
1,966,000	Brighton-Best International Taiwan, Inc. (Capital Goods)	2,267,901
10,101,000	Cathay Financial Holding Co. Ltd. (Insurance)	15,409,649
1,277,350	Chailease Holding Co. Ltd. (Diversified Financials)	9,084,220
129,000	China Motor Corp. (Automobiles & Components)	218,696
5,551,000	Compeq Manufacturing Co. Ltd. (Technology Hardware & Equipment)	9,097,621
211,000	Continental Holdings Corp. (Capital Goods)	206,037
5,102,000	CTBC Financial Holding Co. Ltd. (Banks)	3,919,715
208,000	Depo Auto Parts Ind Co. Ltd. (Automobiles & Components)	505,879
1,215,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	7,993,229
5,317,000	Evergreen Marine Corp. Taiwan Ltd. (Transportation)	17,085,540
747,000	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	1,883,392
67,000	Feng TAY Enterprise Co. Ltd. (Consumer Durables & Apparel)	375,342

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
39,000	Formosa Sumco Technology Corp. (Semiconductors & Semiconductor Equipment)	$ 225,425
546,000	Goldsun Building Materials Co. Ltd. (Materials)	452,194
1,210,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	4,422,243
610,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	1,338,458
20,000	Lotes Co. Ltd. (Technology Hardware & Equipment)	469,172
50,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,152,004
1,449,000	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	11,739,444
319,000	Pou Chen Corp. (Consumer Durables & Apparel)	286,426
1,243,000	Primax Electronics Ltd. (Technology Hardware & Equipment)	2,909,536
61,000	Raydium Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	582,719
2,504,000	Sanyang Motor Co. Ltd. (Automobiles & Components)	3,201,584
940,000	Sesoda Corp. (Materials)	1,508,121
135,000	Stark Technology, Inc. (Technology Hardware & Equipment)	392,306
83,000	TaiDoc Technology Corp. (Health Care Equipment & Services)	541,425
2,006,000	Taishin Financial Holding Co. Ltd. (Banks)	1,055,963
3,219,000	Taiwan Fertilizer Co. Ltd. (Materials)	6,903,730
992,000	Taiwan Mobile Co. Ltd. (Telecommunication Services)	3,366,339
5,853,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	100,376,414
1,039,000	Tong Yang Industry Co. Ltd. (Automobiles & Components)	1,747,779
2,979,000	Unimicron Technology Corp. (Technology Hardware & Equipment)	15,892,065
6,447,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	8,672,885

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
2,122,325	Wan Hai Lines Ltd. (Transportation)	$ 7,625,985
3,111,000	Wisdom Marine Lines Co. Ltd. (Transportation)	7,142,382

		250,133,232

Thailand – 2.9%
442,600	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)	323,692
2,263,700	Bumrungrad Hospital PCL (Health Care Equipment & Services)	11,280,668
327,100	Central Retail Corp. PCL (Retailing)	327,729
23,271,900	Chularat Hospital PCL, Class F (Health Care Equipment & Services)	2,364,491
1,049,100	Mega Lifesciences PCL (Pharmaceuticals, Biotechnology & Life Sciences)	1,405,686
4,316,900	Precious Shipping PCL (Transportation)	2,131,293
1,683,400	PTT Exploration & Production PCL (Energy)	7,568,649
3,491,000	Regional Container Lines PCL (Transportation)	3,594,440
6,138,100	SCB X PCL (Banks)	16,925,215
2,346,100	SPCG PCL (Utilities)	1,004,527
803,300	Thonburi Healthcare Group PCL (Health Care Equipment & Services)	1,418,883

		48,345,273

Turkey – 0.4%
136,227	BIM Birlesik Magazalar AS (Food & Staples Retailing)	700,276
1,287,427	KOC Holding AS (Capital Goods)	2,661,098
727,482	Tofas Turk Otomobil Fabrikasi AS (Automobiles & Components)	3,003,701

		6,365,075

United States – 1.3%
3,399,000	JBS SA (Food, Beverage & Tobacco)	20,982,211
4,700	Legend Biotech Corp. ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	222,028

		21,204,239

TOTAL COMMON STOCKS
(Cost $1,655,239,097)		$1,600,109,126

Shares	Description	Rate	Value

Preferred Stocks – 2.2%
Brazil – 1.6%
457,800	Cia de Transmissao de Energia Eletrica Paulista (Utilities)	6.29%	$ 2,016,440
4,249,000	Cia Paranaense de Energia (Utilities)	16.54	5,740,227
76,700	Gerdau SA (Materials)	13.71	362,591
2,741,900	Itau Unibanco Holding SA (Banks)	2.47	12,516,897
367,596	Unipar Carbocloro SA, Class B (Materials)	16.66	5,918,082

			26,554,237

South Korea – 0.6%
284,543	Mirae Asset Securities Co. Ltd. (Diversified Financials)	7.72	861,804
232,262	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2.56	10,207,835

			11,069,639

TOTAL PREFERRED STOCKS
(Cost $32,402,535)			$ 37,623,876

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,687,641,632)			$1,637,733,002

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.7%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,637,325	2.062%		$ 11,637,325
(Cost $11,637,325)

TOTAL INVESTMENTS – 97.6%
(Cost $1,699,278,957)			$1,649,370,327

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			40,058,791

NET ASSETS – 100.0%			$1,689,429,118

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

Sector	% of Market Value

Financials	18.3%
Information Technology	17.7
Consumer Discretionary	16.1
Consumer Staples	9.4
Industrials	9.3
Communication Services	7.1
Health Care	6.7
Materials	5.7
Utilities	5.2
Energy	3.8
Real Estate	0.0
Securities Lending Reinvestment Vehicle	0.7
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	906	09/16/22	$44,578,280	$653,770

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley & Co.	ZAR	36,697,000	USD	2,224,771	8/2/2022	$(16,769)

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Australia – 8.2%
419,762	Aristocrat Leisure Ltd. (Consumer Services)	$ 10,472,251
5,146,902	Aurizon Holdings Ltd. (Transportation)	14,567,264
1,068,985	Australia & New Zealand Banking Group Ltd. (Banks)	17,276,154
571,269	BHP Group Ltd. (Materials)	15,632,984
251,787	Charter Hall Group REIT (Real Estate)	2,275,424
367,453	Commonwealth Bank of Australia (Banks)	26,095,557
693,908	Computershare Ltd. (Software & Services)	12,259,266
26,564	EBOS Group Ltd. (Health Care Equipment & Services)	660,074
2,524,563	Incitec Pivot Ltd. (Materials)	6,432,198
314,622	National Australia Bank Ltd. (Banks)	6,794,738
63,214	Premier Investments Ltd. (Retailing)	940,224
4,766,721	Telstra Corp. Ltd. (Telecommunication Services)	13,027,502
1,810,802	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	15,609,185
234,534	Wesfarmers Ltd. (Retailing)	7,684,631
571,692	Westpac Banking Corp. (Banks)	8,657,219

		158,384,671

Belgium – 0.9%
56,314	D’ieteren Group (Retailing)	9,242,609
103,433	KBC Group NV (Banks)	5,417,512
26,258	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,051,769

		16,711,890

Canada – 0.3%
444,443	International Petroleum Corp. (Energy)*	5,426,941

China – 0.1%
1,021,800	Chow Tai Fook Jewellery Group Ltd. (Retailing)*	2,020,874

Denmark – 4.5%
1,794	AP Moller – Maersk A/S, Class A (Transportation)	4,806,081
5,400	AP Moller – Maersk A/S, Class B (Transportation)	14,743,811
89,284	Carlsberg AS, Class B (Food, Beverage & Tobacco)	11,548,167

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
49,041	D/S Norden A/S (Transportation)	$ 2,140,033
11,022	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	3,921,849
410,497	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	47,812,169
16,711	Royal Unibrew A/S (Food, Beverage & Tobacco)	1,425,175

		86,397,285

Finland – 2.1%
482,233	Kesko OYJ, Class B (Food & Staples Retailing)	11,927,156
1,222,159	Nokia OYJ (Technology Hardware & Equipment)	6,365,720
1,705,478	Nordea Bank Abp (Banks)	16,815,969
32,938	Sampo OYJ, Class A (Insurance)	1,423,012
238,869	Stora Enso OYJ, Class R (Materials)	3,694,275

		40,226,132

France – 9.1%
13,400	Airbus SE (Capital Goods)	1,444,811
4,899	Alten SA (Software & Services)	663,521
87,695	Arkema SA (Materials)	8,307,842
19,767	Capgemini SE (Software & Services)	3,770,299
39,614	Covivio REIT (Real Estate)	2,505,333
37,063	Dassault Aviation SA (Capital Goods)	5,300,851
361,168	Dassault Systemes (Software & Services)	15,491,119
39,084	Eiffage SA (Capital Goods)	3,667,607
77,524	Engie SA (Utilities)	959,155
15,295	Gaztransport Et Technigaz SA (Energy)	2,109,549
32,444	Gecina SA REIT (Real Estate)(a)	3,326,504
9,545	Hermes International (Consumer Durables & Apparel)	13,095,221
64,277	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	6,502,085
6,221	Kering (Consumer Durables & Apparel)	3,561,470
29,834	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	20,715,386
94,592	Pernod Ricard SA (Food, Beverage & Tobacco)	18,582,084

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
83,642	Publicis Groupe SA (Media & Entertainment)	$ 4,451,043
14,351	Renault SA (Automobiles & Components)*	424,279
23,574	Rexel SA (Capital Goods)*	418,968
33,187	Rubis SCA (Utilities)	811,132
140,571	Safran SA (Capital Goods)	15,450,947
219,039	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	21,766,688
1,809	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	723,672
38,499	SCOR SE (Insurance)	677,487
343,919	Societe Generale SA (Banks)	7,705,989
102,152	Thales SA (Capital Goods)	12,703,597

		175,136,639

Germany – 9.1%
67,870	alstria office REIT-AG REIT (Real Estate)	837,948
233,062	BASF SE (Materials)	10,386,462
334,676	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	19,521,740
188,678	Bayerische Motoren Werke AG (Automobiles & Components)	15,417,529
81,285	Brenntag SE (Capital Goods)	5,709,877
81,816	Covestro AG (Materials)(b)	2,759,278
466,202	Deutsche Post AG (Transportation)	18,620,054
1,660,290	E.ON SE (Utilities)	14,924,530
63,915	Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*	1,660,589
26,593	GEA Group AG (Capital Goods)	992,653
7,866	Hapag-Lloyd AG (Transportation)(a)(b)	2,709,896
26,625	HUGO BOSS AG (Consumer Durables & Apparel)	1,573,336
320,385	K+S AG (Materials)	6,755,716
7,335	Knorr-Bremse AG (Capital Goods)	436,987
317,659	Mercedes-Benz Group AG (Automobiles & Components)	18,733,631
110,849	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	21,112,395
38,379	MTU Aero Engines AG (Capital Goods)	7,419,183
69,235	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	15,696,012
169,552	RWE AG (Utilities)	6,975,029

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
20,862	Wacker Chemie AG (Materials)	$ 3,140,696

		175,383,541

Hong Kong – 0.6%
43,600	Jardine Matheson Holdings Ltd. (Capital Goods)	2,285,730
717,500	Sun Hung Kai Properties Ltd. (Real Estate)	8,564,896

		10,850,626

Israel – 0.0%
1,378	Nice Ltd. ADR (Software & Services)*	294,920

Italy – 1.5%
2,863,115	A2A SpA (Utilities)	3,690,270
113,118	BFF Bank SpA (Diversified Financials)(b)	794,760
641,740	Davide Campari-Milano NV (Food, Beverage & Tobacco)	7,124,517
118,148	Hera SpA (Utilities)	339,472
1,249,256	Leonardo SpA (Capital Goods)	11,701,289
18,709	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals, Biotechnology & Life Sciences)	829,731
29,259	Reply SpA (Software & Services)	3,851,847
108,223	Terna - Rete Elettrica Nazionale (Utilities)	828,535

		29,160,421

Japan – 25.5%
752,200	Acom Co. Ltd. (Diversified Financials)	1,881,767
53,600	Air Water, Inc. (Materials)	721,612
33,000	Alfresa Holdings Corp. (Health Care Equipment & Services)	440,415
574,700	Amada Co. Ltd. (Capital Goods)	4,638,812
33,300	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	1,157,719
33,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	518,392
80,900	Central Japan Railway Co. (Transportation)	9,473,137
176,500	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,958,380
116,700	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	511,614

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
57,200	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	$ 652,137
30,000	Cosmo Energy Holdings Co. Ltd. (Energy)	909,911
14,500	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	319,976
63,700	Daiwa House Industry Co. Ltd. (Real Estate)	1,573,904
2,631,900	Daiwa Securities Group, Inc. (Diversified Financials)	12,149,448
5,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	261,031
26,000	Fujitsu Ltd. (Software & Services)	3,485,621
67,700	Hankyu Hanshin Holdings, Inc. (Transportation)	1,963,757
19,900	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	519,002
34,100	Hitachi Metals Ltd. (Materials)*	524,351
57,500	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	1,377,981
92,100	Hulic Co. Ltd. (Real Estate)	738,651
23,000	IHI Corp. (Capital Goods)	606,458
303,700	Isuzu Motors Ltd. (Automobiles & Components)	3,331,166
226,600	J Front Retailing Co. Ltd. (Retailing)	1,907,636
744,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	13,367,957
157,400	Kansai Electric Power Co., Inc. (The) (Utilities)	1,595,837
41,800	KDDI Corp. (Telecommunication Services)	1,340,206
218,300	Konami Group Corp. (Media & Entertainment)	12,902,724
36,400	Lawson, Inc. (Food & Staples Retailing)	1,290,798
1,263,800	Marubeni Corp. (Capital Goods)	11,756,211
302,600	Mitsubishi Corp. (Capital Goods)	8,993,054
969,300	Mitsubishi Estate Co. Ltd. (Real Estate)	14,395,671
228,400	Mitsubishi Gas Chemical Co., Inc. (Materials)	3,319,938
3,067,800	Mitsubishi HC Capital, Inc. (Diversified Financials)	14,866,259
27,200	Mitsubishi Heavy Industries Ltd. (Capital Goods)	1,010,003

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
701,500	Mitsui & Co. Ltd. (Capital Goods)	$ 15,476,688
734,500	Mitsui Fudosan Co. Ltd. (Real Estate)	16,415,659
420,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	13,640,631
328,000	NEC Corp. (Software & Services)	12,107,943
707,900	NGK Insulators Ltd. (Capital Goods)	10,353,911
162,900	NIPPON EXPRESS HOLDINGS, Inc. (Transportation)	9,734,159
56,200	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	253,014
334,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	9,563,671
29,900	Nomura Real Estate Holdings, Inc. (Real Estate)	725,356
9,100	NS United Kaiun Kaisha Ltd. (Transportation)	273,963
776,100	NTT Data Corp. (Software & Services)	11,746,282
793,700	Obayashi Corp. (Capital Goods)	5,837,221
62,700	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,763,056
833,000	ORIX Corp. (Diversified Financials)	14,845,583
566,500	Osaka Gas Co. Ltd. (Utilities)	10,184,597
304,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,877,644
1,186,700	Ricoh Co. Ltd. (Technology Hardware & Equipment)	9,544,707
15,000	Sankyo Co. Ltd. (Consumer Durables & Apparel)	471,759
1,399,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,332,921
12,800	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	415,233
146,000	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,565,914
69,600	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	2,836,911
262,900	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	13,484,529

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
48,500	SoftBank Group Corp. (Telecommunication Services)	$ 2,037,330
348,800	Sompo Holdings, Inc. (Insurance)	15,567,373
91,300	Square Enix Holdings Co. Ltd. (Media & Entertainment)	4,236,301
658,500	Subaru Corp. (Automobiles & Components)	11,458,497
741,700	Sumitomo Corp. (Capital Goods)	10,428,270
577,800	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	8,971,223
14,700	Sumitomo Heavy Industries Ltd. (Capital Goods)	336,334
457,300	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,581,331
85,200	Sumitomo Realty & Development Co. Ltd. (Real Estate)	2,352,634
25,000	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	995,447
640,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	18,798,272
17,900	Toho Gas Co. Ltd. (Utilities)	430,922
257,300	Tokio Marine Holdings, Inc. (Insurance)	15,062,326
21,300	Tokyo Century Corp. (Diversified Financials)	753,276
872,900	Tokyo Gas Co. Ltd. (Utilities)	17,144,560
150,300	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,221,722
25,600	Tokyo Tatemono Co. Ltd. (Real Estate)	377,018
332,400	Tokyu Fudosan Holdings Corp. (Real Estate)	1,801,260
622,100	TOPPAN, Inc. (Commercial & Professional Services)	10,585,320
803,800	Tosoh Corp. (Materials)	10,477,697
155,400	Toyota Motor Corp. (Automobiles & Components)	2,522,303
383,500	Toyota Tsusho Corp. (Capital Goods)	13,088,642
101,200	Yamaha Motor Co. Ltd. (Automobiles & Components)	1,954,894

		490,095,840

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – 0.7%
177,621	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	$ 13,847,058

Netherlands – 5.5%
15,100	Aalberts NV (Capital Goods)	647,125
39,515	ASML Holding NV (Semiconductors & Semiconductor Equipment)	22,711,582
62,478	ASR Nederland NV (Insurance)	2,611,422
45,611	Heineken Holding NV (Food, Beverage & Tobacco)	3,604,127
154,746	Heineken NV (Food, Beverage & Tobacco)	15,255,925
95,136	ING Groep NV (Banks)	924,136
533,549	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	14,693,266
18,539	Koninklijke DSM NV (Materials)	2,969,007
131,747	OCI NV (Materials)	4,573,817
1,391,573	Shell PLC (Energy)	37,087,044

		105,077,451

Norway – 1.9%
251,217	Aker BP ASA (Energy)(a)	8,728,875
311,960	Aker BP ASA SDR (Energy)*(a)	10,839,473
30,935	DNB Bank ASA (Banks)	610,217
719,816	Golden Ocean Group Ltd. (Transportation)	7,947,571
13,390	Kongsberg Gruppen ASA (Capital Goods)	493,405
36,987	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	290,560
28,659	Mowi ASA (Food, Beverage & Tobacco)	661,309
2,416,049	MPC Container Ships ASA (Transportation)	5,892,263

		35,463,673

Portugal – 0.0%
74,466	Galp Energia SGPS SA (Energy)	786,033

Singapore – 0.1%
57,831	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	2,188,800

South Africa – 0.6%
343,350	Anglo American PLC (Materials)	12,410,351

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – 0.9%
37,119	Cia de Distribucion Integral Logista Holdings SA (Transportation)	$ 765,140
137,846	Indra Sistemas SA (Software & Services)	1,260,975
8,083	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals, Biotechnology & Life Sciences)	423,218
97,711	Merlin Properties Socimi SA REIT (Real Estate)	1,048,030
661,741	Red Electrica Corp. SA (Utilities)	13,010,091

		16,507,454

Sweden – 4.9%
190,636	Atlas Copco AB, Class B (Capital Goods)	1,980,268
103,987	Elekta AB, Class B (Health Care Equipment & Services)	751,047
17,614	Evolution AB (Consumer Services)(b)	1,709,101
205,617	Getinge AB, Class B (Health Care Equipment & Services)	4,639,939
131,681	H & M Hennes & Mauritz AB, Class B (Retailing)	1,684,798
59,434	Industrivarden AB, Class A (Diversified Financials)	1,550,754
230,553	Investor AB, Class A (Diversified Financials)(a)	4,740,234
770,129	Investor AB, Class B (Diversified Financials)	14,371,934
982,347	Skandinaviska Enskilda Banken AB, Class A (Banks)	10,642,188
1,902,431	SSAB AB, Class B (Materials)	8,728,715
1,004,093	Swedbank AB, Class A (Banks)	13,906,852
331,511	Tele2 AB, Class B (Telecommunication Services)	3,787,062
1,181,362	Telia Co. AB (Telecommunication Services)	4,364,363
55,461	Trelleborg AB, Class B (Capital Goods)	1,362,708
921,934	Volvo AB, Class B (Capital Goods)	16,552,439
472,312	Volvo Car AB, Class B (Automobiles & Components)*(a)	3,516,732

		94,289,134

Switzerland – 5.4%
57,281	Baloise Holding AG (Insurance)	9,126,529
1,148	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	12,695,346

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
13	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	$ 1,499,187
194,050	Cie Financiere Richemont SA (Consumer Durables & Apparel)	23,398,085
11,236	DKSH Holding AG (Commercial & Professional Services)	923,582
41,251	Galenica AG (Health Care Equipment & Services)(b)	3,265,861
39,908	Helvetia Holding AG (Insurance)	4,562,632
68,775	Julius Baer Group Ltd. (Diversified Financials)	3,556,358
62,477	Kuehne + Nagel International AG (Transportation)	16,826,389
33,818	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	20,552,944
57,200	PSP Swiss Property AG (Real Estate)	6,840,673
15,839	Temenos AG (Software & Services)	1,257,182

		104,504,768

United Kingdom – 9.1%
182,597	3i Group PLC (Diversified Financials)	2,837,148
57,186	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	3,787,429
132,377	Auto Trader Group PLC (Media & Entertainment)(b)	1,020,563
2,466,341	Aviva PLC (Insurance)	11,944,073
237,422	BAE Systems PLC (Capital Goods)	2,231,470
2,541	Berkeley Group Holdings PLC (Consumer Durables & Apparel)*	131,684
685,335	British American Tobacco PLC (Food, Beverage & Tobacco)	26,853,942
76,545	Britvic PLC (Food, Beverage & Tobacco)	802,128
2,873,933	Centrica PLC (Utilities)*	3,079,416
355,605	Compass Group PLC (Consumer Services)	8,334,126
48,479	DCC PLC (Capital Goods)	3,165,164
584,089	Diageo PLC (Food, Beverage & Tobacco)	27,669,397
44,278	Drax Group PLC (Utilities)	424,747
1,688,332	DS Smith PLC (Materials)	6,018,222
603,088	Haleon PLC ADR (Household & Personal Products)*	4,239,709
843,330	Imperial Brands PLC (Food, Beverage & Tobacco)	18,516,443

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
120,877	InterContinental Hotels Group PLC (Consumer Services)	$ 7,165,003
62,850	Intertek Group PLC (Commercial & Professional Services)	3,359,033
35,295	Land Securities Group PLC REIT (Real Estate)	315,398
5,000,263	Lloyds Banking Group PLC (Banks)	2,768,438
893,555	M&G PLC (Diversified Financials)	2,329,235
1,387,910	Melrose Industries PLC (Capital Goods)	2,732,046
1,076,858	NatWest Group PLC (Banks)	3,270,696
186,084	Next PLC (Retailing)	15,491,837
18,795	Severn Trent PLC (Utilities)	675,715
693,045	SSE PLC (Utilities)(a)	14,968,670

		174,131,732

United States – 6.3%
39,180	Ferguson PLC (Capital Goods)	4,928,798
544,424	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	22,958,360
198,851	Nestle SA (Food, Beverage & Tobacco)	24,364,676
130,353	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	43,277,785
321,600	Samsonite International SA (Consumer Durables & Apparel)*(b)	674,591
44,143	Schneider Electric SE (Capital Goods)	6,105,154
1,237,288	Stellantis NV (Automobiles & Components)	17,767,784

		120,077,148

TOTAL COMMON STOCKS (Cost $1,899,774,687)		$1,869,373,382

Shares	Description	Rate	Value

Preferred Stocks – 2.2%
Germany – 2.2%
13,254	Bayerische Motoren Werke AG (Automobiles & Components)	8.32%	$ 1,006,312
174,260	Henkel AG & Co. KGaA (Household & Personal Products)	3.06	11,132,319
180,953	Porsche Automobil Holding SE (Automobiles & Components)	3.89	13,097,702

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
112,535	Volkswagen AG (Automobiles & Components)	5.85%	$ 15,911,316

TOTAL PREFERRED STOCKS (Cost $47,806,026)			$ 41,147,649

Units	Description	Expiration Month	Value

Right – 0.0%
Australia – 0.0%
71,266	Australia & New Zealand Banking Group Ltd.*
(Cost $0)		08/22	$ 198,179

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,947,580,713)			$1,910,719,210

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 1.7%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
32,866,684	2.062%		$ 32,866,684
(Cost $32,866,684)

TOTAL INVESTMENTS – 101.2% (Cost $1,980,447,397)			$1,943,585,894

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%			(22,562,201)

NET ASSETS – 100.0%			$1,921,023,693

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

Sector	% of Market Value

Industrials	16.3%
Health Care	15.9
Financials	14.7
Consumer Staples	12.8
Consumer Discretionary	12.6
Information Technology	6.3
Materials	5.5
Utilities	4.6
Energy	3.4
Real Estate	3.3
Communication Services	2.9
Securities Lending Reinvestment Vehicle	1.7
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Australia – 8.2%
713,785	Altium Ltd. (Software & Services)	$ 15,762,389
339,144	Arena REIT (Real Estate)	1,151,278
188,315	AUB Group Ltd. (Insurance)	2,582,901
395,998	Aussie Broadband Ltd. (Telecommunication Services)*	1,011,901
995,912	Bendigo & Adelaide Bank Ltd. (Banks)	7,226,971
2,515,529	Centuria Capital Group (Real Estate)	3,700,407
1,528,654	Challenger Ltd. (Diversified Financials)	7,551,189
3,831,695	Charter Hall Group REIT (Real Estate)	34,627,407
996,479	Charter Hall Retail REIT (Real Estate)	2,949,611
946,821	Charter Hall Social Infrastructure REIT (Real Estate)	2,515,190
39,257	Credit Corp Group Ltd. (Diversified Financials)	667,400
1,111,177	Data#3 Ltd. (Software & Services)	4,839,693
415,745	Downer EDI Ltd. (Commercial & Professional Services)	1,618,561
72,504	Eagers Automotive Ltd. (Retailing)	640,967
346,658	Elders Ltd. (Food, Beverage & Tobacco)	2,754,617
65,510	Flight Centre Travel Group Ltd. (Consumer Services)*	796,682
2,352,501	Genworth Mortgage Insurance Australia Ltd. (Banks)	4,661,467
465,733	Grange Resources Ltd. (Materials)	368,257
1,012,412	Harvey Norman Holdings Ltd. (Retailing)	2,954,360
2,385,687	Healius Ltd. (Health Care Equipment & Services)	6,500,137
1,919,596	Iluka Resources Ltd. (Materials)	13,028,346
12,810,444	Incitec Pivot Ltd. (Materials)	32,639,038
102,832	IRESS Ltd. (Software & Services)	824,613
231,456	JB Hi-Fi Ltd. (Retailing)	6,853,509
37,906	Jumbo Interactive Ltd. (Consumer Services)	384,150
7,464,727	Karoon Energy Ltd. (Energy)*	9,863,384
37,243	Lovisa Holdings Ltd. (Retailing)	467,851
262,712	Neometals Ltd. (Materials)*(a)	206,925
1,209,387	Novonix Ltd. (Technology Hardware & Equipment)*	2,445,145
376,663	NRW Holdings Ltd. (Capital Goods)	515,643
2,332,010	Nufarm Ltd. (Materials)	8,492,851
439,092	Orora Ltd. (Materials)	1,099,109
2,815,333	Pilbara Minerals Ltd. (Materials)*	5,551,082
1,207,908	Premier Investments Ltd. (Retailing)	17,966,020
192,639	Pro Medicus Ltd. (Health Care Equipment & Services)	6,747,931

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
11,666,613	Qube Holdings Ltd. (Transportation)	$ 22,693,116
2,468,535	Sandfire Resources Ltd. (Materials)	7,966,337
1,919,596	Sierra Rutile Holdings Ltd. (Materials)*	429,191
323,069	SmartGroup Corp. Ltd. (Commercial & Professional Services)	1,565,249
2,168,157	Tabcorp Holdings Ltd. (Consumer Services)	1,512,462
146,321	Technology One Ltd. (Software & Services)	1,214,066
636,830	Viva Energy Group Ltd. (Energy)(b)	1,196,330
1,064,399	Waypoint REIT Ltd. REIT (Real Estate)	1,960,724
288,283	Whitehaven Coal Ltd. (Energy)	1,269,276

		251,773,733

Austria – 0.7%
334,740	BAWAG Group AG (Banks)*(b)	15,454,884
251,970	EVN AG (Utilities)	5,942,798

		21,397,682

Belgium – 0.5%
111,429	Bekaert SA (Materials)	3,946,536
308,935	Etablissements Franz Colruyt NV (Food & Staples Retailing)	8,534,644
11,411	Melexis NV (Semiconductors & Semiconductor Equipment)	979,097
66,435	Telenet Group Holding NV (Media & Entertainment)	1,062,515

		14,522,792

China – 0.3%
138,000	VSTECS Holdings Ltd. (Technology Hardware & Equipment)	105,400
2,188,200	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	1,475,297
9,917,010	Yanlord Land Group Ltd. (Real Estate)	7,410,571

		8,991,268

Cyprus – 0.0%
390,912	Atalaya Mining PLC (Materials)	1,332,948

Denmark – 3.5%
430,465	D/S Norden A/S (Transportation)	18,784,471
238,346	Dfds A/S (Transportation)	8,541,983
279,853	Jyske Bank A/S (Banks)*	14,646,544
337,751	Royal Unibrew A/S (Food, Beverage & Tobacco)	28,804,637

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
380,555	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(b)	$ 7,288,492
685,268	Sydbank AS (Banks)	21,043,943
183,589	Topdanmark AS (Insurance)	8,948,061

		108,058,131

Finland – 0.8%
649,573	Metsa Board OYJ, Class B (Materials)	5,790,800
690,311	Nokian Renkaat OYJ (Automobiles & Components)	8,164,849
5,481	QT Group OYJ (Software & Services)*	443,198
721,320	Tokmanni Group Corp. (Retailing)	9,488,431

		23,887,278

France – 5.3%
134,740	Air France-KLM (Transportation)*	185,784
122,518	Alten SA (Software & Services)	16,593,856
1,487,407	Coface SA (Insurance)	15,577,394
869,165	Derichebourg SA (Commercial & Professional Services)	5,539,906
35,311	Eramet SA (Materials)	3,737,900
50,335	Euroapi SA (Pharmaceuticals, Biotechnology & Life Sciences)*	849,149
1,168,908	Eutelsat Communications SA (Media & Entertainment)(a)	8,895,078
176,692	Gaztransport Et Technigaz SA (Energy)	24,370,081
43,785	IPSOS (Media & Entertainment)(a)	2,244,233
242,701	Nexans SA (Capital Goods)	23,310,152
150,394	Nexity SA (Real Estate)	3,695,889
775,771	Rexel SA (Capital Goods)*	13,787,360
294,325	Rubis SCA (Utilities)	7,193,671
953,769	SCOR SE (Insurance)	16,783,975
6,390	SOITEC (Semiconductors & Semiconductor Equipment)*	1,022,828
18,225	Sopra Steria Group SACA (Software & Services)	3,036,854
412,146	SPIE SA (Commercial & Professional Services)	9,897,668
212,327	Television Francaise 1 (Media & Entertainment)	1,462,656
7,014	Trigano SA (Automobiles & Components)	686,290

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
10,716	Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,958,019

		162,828,743

Germany – 4.7%
9,679	1&1 AG (Telecommunication Services)	167,711
72,785	Aurubis AG (Materials)	5,254,871
215,376	Bilfinger SE (Commercial & Professional Services)	6,508,145
58,071	CANCOM SE (Software & Services)	1,985,149
18,757	CompuGroup Medical SE & Co. KgaA (Health Care Equipment & Services)	813,085
12,220	CTS Eventim AG & Co. KGaA (Media & Entertainment)*	673,119
126,600	Dermapharm Holding SE (Pharmaceuticals, Biotechnology & Life Sciences)	7,132,461
98,162	Duerr AG (Capital Goods)	2,440,573
86,562	Eckert & Ziegler Strahlen- und Medizintechnik AG (Health Care Equipment & Services)	3,838,408
753,907	Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*	19,587,418
143,948	Freenet AG (Telecommunication Services)	3,389,496
79,385	GFT Technologies SE (Software & Services)	3,587,795
167,907	Heidelberger Druckmaschinen AG (Capital Goods)*	257,702
198,749	Hensoldt AG (Capital Goods)	5,095,822
412,846	HUGO BOSS AG (Consumer Durables & Apparel)	24,396,080
1,197,110	K+S AG (Materials)	25,242,551
332,163	Kloeckner & Co SE (Capital Goods)	3,255,407
90,423	Krones AG (Capital Goods)	7,878,576
16,598	PVA TePla AG (Semiconductors & Semiconductor Equipment)*	362,563
402,017	Softwareone Holding AG (Technology Hardware & Equipment)*	5,471,744
518,409	TeamViewer AG (Software & Services)*(b)	5,397,509
372,551	TUI AG (Consumer Services)*(a)	601,983
2,039	Varta AG (Capital Goods)(a)	165,984
192,998	VERBIO Vereinigte BioEnergie AG (Energy)	11,977,145

		145,481,297

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Guernsey – 0.3%
5,560,940	Balanced Commercial Property Trust Ltd. REIT (Real Estate)	$ 8,124,636

Hong Kong – 1.5%
1,115,700	ASMPT Ltd. (Semiconductors & Semiconductor Equipment)	8,889,489
564,960	Bank of East Asia Ltd. (The) (Banks)	718,043
916,000	Fortune Real Estate Investment Trust REIT (Real Estate)	782,210
1,354,000	Hang Lung Group Ltd. (Real Estate)	2,442,111
4,720,000	Kerry Properties Ltd. (Real Estate)	11,352,249
1,140,000	Luk Fook Holdings International Ltd. (Retailing)	2,783,460
32,227,000	Pacific Basin Shipping Ltd. (Transportation)	15,412,117
599,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	276,190
6,640,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	3,502,866

		46,158,735

Indonesia – 0.4%
10,969,500	First Resources Ltd. (Food, Beverage & Tobacco)	10,982,523

Ireland – 0.1%
88,319	Bank of Ireland Group PLC (Banks)	505,871
350,900	C&C Group PLC (Food, Beverage & Tobacco)*	848,099

		1,353,970

Israel – 2.6%
85,182	Airport City Ltd. (Real Estate)*	1,646,790
181,670	Alony Hetz Properties & Investments Ltd. (Real Estate)	2,651,150
167,204	Amot Investments Ltd. (Real Estate)	1,146,330
5,903,794	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	10,108,154
14,202	Big Shopping Centers Ltd. (Real Estate)	1,891,707
48,608	Camtek Ltd./Israel (Semiconductors & Semiconductor Equipment)*	1,434,522
112,503	Clal Insurance Enterprises Holdings Ltd. (Insurance)*	2,200,753
2,430	Delek Group Ltd. (Energy)*	368,964

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
5,586	Delta Galil Industries Ltd. (Consumer Durables & Apparel)	$ 272,955
12,632	Elco Ltd. (Capital Goods)	876,519
1,072	Electra Ltd. (Capital Goods)	642,453
19,008	Fattal Holdings 1998 Ltd. (Consumer Services)*	2,222,999
269,209	First International Bank Of Israel Ltd. (The) (Banks)	11,382,182
18,382	Fox Wizel Ltd. (Retailing)	2,337,174
219,005	G City Ltd. (Real Estate)	1,351,956
378,178	Harel Insurance Investments & Financial Services Ltd. (Insurance)	3,866,916
207,554	Israel Canada T.R Ltd. (Real Estate)	801,656
11,038	Israel Corp. Ltd. (The) (Materials)*	4,916,050
40,588	Maytronics Ltd. (Consumer Durables & Apparel)	534,840
25,855	Melisron Ltd. (Real Estate)*	1,956,317
537,698	Mivne Real Estate KD Ltd. (Real Estate)	1,826,208
40,053	Nova Ltd. (Semiconductors & Semiconductor Equipment)*	4,253,765
38,727	Perion Network Ltd. (Media & Entertainment)*	747,052
892,484	Phoenix Holdings Ltd. (The) (Insurance)	9,536,742
175,174	Plus500 Ltd. (Diversified Financials)	3,555,240
159,278	Shapir Engineering and Industry Ltd. (Capital Goods)	1,418,311
101,434	Shikun & Binui Ltd. (Capital Goods)*	478,117
550,478	Shufersal Ltd. (Food & Staples Retailing)	3,596,934
39,085	Strauss Group Ltd. (Food, Beverage & Tobacco)	1,038,541

		79,061,297

Italy – 3.1%
4,005,168	A2A SpA (Utilities)	5,162,262
57,589	ACEA SpA (Utilities)	831,622
326,494	Banca IFIS SpA (Diversified Financials)	4,392,871
2,203,037	BFF Bank SpA (Diversified Financials)(b)	15,478,395
5,220	Brunello Cucinelli SpA (Consumer Durables & Apparel)	303,380
3,257,838	Hera SpA (Utilities)	9,360,676
877,837	Iren SpA (Utilities)	1,654,304
3,329,944	Leonardo SpA (Capital Goods)	31,190,273
174,453	Reply SpA (Software & Services)	22,966,139
3,383,969	Saras SpA (Energy)*	4,292,642

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
8,330	Sesa SpA (Technology Hardware & Equipment)	$ 1,182,336

		96,814,900

Japan – 30.0%
302	Activia Properties, Inc. REIT (Real Estate)	946,913
896,800	Air Water, Inc. (Materials)	12,073,530
429,000	Alfresa Holdings Corp. (Health Care Equipment & Services)	5,725,392
17,400	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	181,090
1,272,400	Amada Co. Ltd. (Capital Goods)	10,270,445
10,100	Ariake Japan Co. Ltd. (Food, Beverage & Tobacco)	402,571
232,900	Bell System24 Holdings, Inc. (Software & Services)	2,700,790
23,200	BeNext-Yumeshin Group Co. (Commercial & Professional Services)	278,404
528,000	BIPROGY, Inc. (Software & Services)	11,267,199
119,900	BML, Inc. (Health Care Equipment & Services)	3,546,165
53,300	Canon Marketing Japan, Inc. (Technology Hardware & Equipment)	1,251,698
1,310,200	Chugoku Electric Power Co., Inc. (The) (Utilities)	8,561,205
6,479,200	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	28,404,877
1,946,500	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	22,192,046
237,300	Cosmo Energy Holdings Co. Ltd. (Energy)	7,197,398
62,700	Daihen Corp. (Capital Goods)	1,975,125
7,900	Daiichikosho Co. Ltd. (Media & Entertainment)	224,084
7,400	DeNA Co. Ltd. (Media & Entertainment)	109,306
113,800	Dexerials Corp. (Technology Hardware & Equipment)	3,071,828
28,000	DIC Corp. (Materials)	517,816
40,100	DTS Corp. (Software & Services)	1,018,651
428,300	Electric Power Development Co. Ltd. (Utilities)	7,226,588
174,400	Ezaki Glico Co. Ltd. (Food, Beverage & Tobacco)	5,095,587
160,100	Financial Products Group Co. Ltd. (Diversified Financials)	1,249,842

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,900	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	$ 117,755
1,718,400	Fujikura Ltd. (Capital Goods)	10,388,092
24,400	Fukuyama Transporting Co. Ltd. (Transportation)	569,859
43,600	Future Corp. (Software & Services)	528,204
169,400	Fuyo General Lease Co. Ltd. (Diversified Financials)	10,427,930
10,323	Global One Real Estate Investment Corp. REIT (Real Estate)	8,520,985
427,800	Gree, Inc. (Media & Entertainment)	2,727,706
20,200	GS Yuasa Corp. (Capital Goods)	368,814
1,122,000	Gunma Bank Ltd. (The) (Banks)	3,219,423
40,100	Gunze Ltd. (Consumer Durables & Apparel)	1,168,575
2,284,200	H2O Retailing Corp. (Retailing)	17,178,196
243,200	Hanwa Co. Ltd. (Capital Goods)	5,318,975
420,200	Haseko Corp. (Consumer Durables & Apparel)	5,115,692
110	Heiwa Real Estate REIT, Inc. REIT (Real Estate)	123,133
222,000	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	5,789,874
229,200	Hitachi Zosen Corp. (Capital Goods)	1,434,353
119,900	Hokkaido Electric Power Co., Inc. (Utilities)	460,539
116,300	Horiba Ltd. (Technology Hardware & Equipment)	5,732,555
218,000	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	5,224,346
413	Ichigo Office REIT Investment Corp. REIT (Real Estate)	265,587
385,200	IHI Corp. (Capital Goods)	10,156,848
3,520	Industrial & Infrastructure Fund Investment Corp. REIT (Real Estate)	4,894,260
6,900	Internet Initiative Japan, Inc. (Telecommunication Services)	280,166
1,317,400	Isetan Mitsukoshi Holdings Ltd. (Retailing)	10,547,164
161,200	Itoham Yonekyu Holdings, Inc. (Food, Beverage & Tobacco)	807,867
3,702,000	J Front Retailing Co. Ltd. (Retailing)	31,165,352
87,700	JAFCO Group Co. Ltd. (Diversified Financials)	1,192,696
1,971	Japan Excellent, Inc. REIT (Real Estate)	1,875,068

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,221	Japan Prime Realty Investment Corp. REIT (Real Estate)	$ 3,728,556
50,700	Japan Steel Works Ltd. (The) (Capital Goods)	1,174,499
186,300	Jeol Ltd. (Health Care Equipment & Services)	8,470,170
4,500	JGC Holdings Corp. (Capital Goods)	55,343
565,000	Kamigumi Co. Ltd. (Transportation)	11,488,944
294,200	Kaneka Corp. (Materials)	7,971,376
901,400	Kanematsu Corp. (Capital Goods)	9,396,456
30,300	Kanto Denka Kogyo Co. Ltd. (Materials)	207,811
185,200	Kawasaki Kisen Kaisha Ltd. (Transportation)	13,656,578
2,935	Kenedix Office Investment Corp. REIT (Real Estate)	15,775,927
183	Kenedix Retail REIT Corp. REIT (Real Estate)	392,310
45,700	Kewpie Corp. (Food, Beverage & Tobacco)	793,860
66,200	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,403,522
59,500	Kobe Steel Ltd. (Materials)	276,607
350,700	Kokuyo Co. Ltd. (Commercial & Professional Services)	4,676,307
661,100	Konica Minolta, Inc. (Technology Hardware & Equipment)	2,344,852
363,200	Kumiai Chemical Industry Co. Ltd. (Materials)	2,716,775
45,100	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	492,547
132,600	Lawson, Inc. (Food & Staples Retailing)	4,702,193
33,200	Life Corp. (Food & Staples Retailing)	643,543
216,600	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	4,421,022
272,100	Makino Milling Machine Co. Ltd. (Capital Goods)	9,263,649
120,500	Mandom Corp. (Household & Personal Products)	1,471,135
79,500	Maruha Nichiro Corp. (Food, Beverage & Tobacco)	1,483,560
28,700	Matsuda Sangyo Co. Ltd. (Commercial & Professional Services)	437,221
595,900	Maxell Ltd. (Technology Hardware & Equipment)	6,232,939

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
96,000	Medipal Holdings Corp. (Health Care Equipment & Services)	$ 1,448,391
35,000	Megachips Corp. (Semiconductors & Semiconductor Equipment)	876,834
472,600	Mitsubishi Gas Chemical Co., Inc. (Materials)	6,869,540
291,200	Mitsubishi Logistics Corp. (Transportation)	7,813,539
134,100	Mitsubishi Research Institute, Inc. (Software & Services)	4,430,305
38,800	Mizuho Leasing Co. Ltd. (Diversified Financials)	965,978
3,532	Mori Trust Sogo REIT, Inc. REIT (Real Estate)	3,904,982
115,800	Nachi-Fujikoshi Corp. (Capital Goods)	3,225,855
877,000	NEC Networks & System Integration Corp. (Software & Services)	12,105,491
224,200	Nikkon Holdings Co. Ltd. (Transportation)	4,123,110
7,284	NIPPON REIT Investment Corp. REIT (Real Estate)	20,526,435
166,800	Nippon Shokubai Co. Ltd. (Materials)	6,528,737
5,082,200	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	22,880,247
43,300	Nishi-Nippon Railroad Co. Ltd. (Transportation)	955,580
39,600	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	964,336
101,300	Nisshinbo Holdings, Inc. (Capital Goods)	806,885
179,300	NOK Corp. (Automobiles & Components)	1,610,035
179,100	NS Solutions Corp. (Software & Services)	5,270,029
609,700	NS United Kaiun Kaisha Ltd. (Transportation)	18,355,508
477	NTT UD REIT Investment Corp. REIT (Real Estate)	546,494
188,300	Okamura Corp. (Commercial & Professional Services)	1,879,232
302,400	OKUMA Corp. (Capital Goods)	11,881,758
8,240,800	Orient Corp. (Diversified Financials)	8,377,179
28,900	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	535,742
39,200	Park24 Co. Ltd. (Commercial & Professional Services)*	550,827
97,700	PHC Holdings Corp. (Health Care Equipment & Services)	1,198,407

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
10,700	Pilot Corp. (Commercial & Professional Services)	$ 408,952
115,800	Pola Orbis Holdings, Inc. (Household & Personal Products)	1,419,424
683,400	Resorttrust, Inc. (Consumer Services)	11,235,435
133,100	Rohto Pharmaceutical Co. Ltd. (Household & Personal Products)	3,989,511
802,500	Round One Corp. (Consumer Services)	9,044,424
74,200	S Foods, Inc. (Food, Beverage & Tobacco)	1,704,984
155,200	Saizeriya Co. Ltd. (Consumer Services)	3,155,075
92,100	SanBio Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	742,384
508,100	Sankyo Co. Ltd. (Consumer Durables & Apparel)	15,980,043
331,200	Sankyu, Inc. (Transportation)	10,982,858
3,529,600	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	28,590,291
202,200	Sato Holdings Corp. (Commercial & Professional Services)	3,026,557
337,100	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,935,559
395,500	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	28,622,049
43,500	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	747,040
7,700	Seiko Holdings Corp. (Consumer Durables & Apparel)	169,969
137,200	Seino Holdings Co. Ltd. (Transportation)	1,138,008
9,789	Sekisui House REIT, Inc. REIT (Real Estate)	6,131,690
824,000	Senko Group Holdings Co. Ltd. (Transportation)	5,703,713
10,700	Shimamura Co. Ltd. (Retailing)	1,026,061
134,300	Shinmaywa Industries Ltd. (Capital Goods)	1,074,682
13,600	Shochiku Co. Ltd. (Media & Entertainment)*	1,308,647
4,208,700	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	17,632,918
2,100	Sohgo Security Services Co. Ltd. (Commercial & Professional Services)	58,850
330,300	Sojitz Corp. (Capital Goods)	5,019,431
59,800	Starts Corp., Inc. (Real Estate)	1,298,017

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,431,200	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	$ 22,221,555
394,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	9,014,663
150,300	Sumitomo Mitsui Construction Co. Ltd. (Capital Goods)	510,834
121,300	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	949,957
509,900	Sumitomo Warehouse Co. Ltd. (The) (Transportation)	8,047,222
194,500	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,744,577
5,165	Takara Leben Real Estate Investment Corp. REIT (Real Estate)	4,496,276
606,800	Takashimaya Co. Ltd. (Retailing)	6,518,710
220,000	Takuma Co. Ltd. (Capital Goods)	2,327,535
3,200	Toei Animation Co. Ltd. (Media & Entertainment)	265,271
1,028,000	Toho Gas Co. Ltd. (Utilities)	24,747,902
41,500	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	635,523
750,800	Tohoku Electric Power Co., Inc. (Utilities)	4,156,858
74,000	Tokai Rika Co. Ltd. (Automobiles & Components)	814,398
128,100	Tokyo Century Corp. (Diversified Financials)	4,530,268
531,800	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	18,475,792
737,500	Tokyo Tatemono Co. Ltd. (Real Estate)	10,861,370
226,300	Tokyotokeiba Co. Ltd. (Consumer Services)	7,009,798
93,600	Tokyu Construction Co. Ltd. (Capital Goods)	443,976
3,450,900	Tokyu Fudosan Holdings Corp. (Real Estate)	18,700,263
219,300	Topcon Corp. (Technology Hardware & Equipment)	3,099,530
1,038,300	Toyo Seikan Group Holdings Ltd. (Materials)	11,956,649
81,200	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	3,450,018
44,000	Toyo Tanso Co. Ltd. (Capital Goods)	1,001,428
40,700	Transcosmos, Inc. (Software & Services)	1,154,766
55,900	Tsubakimoto Chain Co. (Capital Goods)	1,330,502

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
55,500	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,302,187
784,800	TV Asahi Holdings Corp. (Media & Entertainment)	8,815,381
269,500	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	10,176,835
5,131	United Urban Investment Corp. REIT (Real Estate)	5,593,330
16,100	Universal Entertainment Corp. (Consumer Durables & Apparel)*	175,205
9,700	Weathernews, Inc. (Commercial & Professional Services)	566,562
215,800	Yellow Hat Ltd. (Retailing)	2,823,263
423,900	Yokohama Rubber Co. Ltd. (The) (Automobiles & Components)	6,209,043

		924,671,741

Luxembourg – 0.1%
51,630	APERAM SA (Materials)	1,683,359

Malta – 0.0%
12,503	Kambi Group PLC (Consumer Services)*	225,702

Netherlands – 2.3%
613,326	Aalberts NV (Capital Goods)	26,284,688
6,692	Alfen Beheer BV (Capital Goods)*(b)	781,213
190,129	Arcadis NV (Capital Goods)	7,030,147
732,961	ASR Nederland NV (Insurance)	30,635,915
14,587	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	783,056
90,377	Fugro NV (Capital Goods)*	1,075,696
1,442,833	Koninklijke BAM Groep NV (Capital Goods)*	3,518,090
17,370	TKH Group NV (Capital Goods)	713,055
22,936	Van Lanschot Kempen NV (Diversified Financials)	525,219

		71,347,079

New Zealand – 0.3%
3,244,558	Fletcher Building Ltd. (Capital Goods)	10,556,330

Shares	Description	Value

Common Stocks – (continued)
Nigeria – 0.0%
326,502	Airtel Africa PLC (Telecommunication Services)(b)	$ 631,134

Norway – 4.9%
5,437,376	Aker Solutions ASA (Energy)	16,853,800
958,865	Austevoll Seafood ASA (Food, Beverage & Tobacco)	11,812,072
628,178	BW Offshore Ltd. (Energy)	1,768,133
1,405,377	DNO ASA (Energy)	2,022,100
823,459	Elkem ASA (Materials)*(b)	3,374,015
1,952,777	Europris ASA (Retailing)(b)	11,546,558
228,476	FLEX LNG Ltd. (Energy)	7,245,694
2,297,971	Golden Ocean Group Ltd. (Transportation)	25,372,163
1,041,345	Grieg Seafood ASA (Food, Beverage & Tobacco)	15,990,126
2,600,983	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	20,432,627
9,756,072	MPC Container Ships ASA (Transportation)	23,793,118
269,079	Veidekke ASA (Capital Goods)	2,782,087
1,335,038	Wallenius Wilhelmsen ASA (Transportation)	8,949,691

		151,942,184

Portugal – 0.7%
200,999	Navigator Co. SA (The) (Materials)	829,510
174,684	NOS SGPS SA (Telecommunication Services)	659,511
1,669,599	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	4,720,272
14,263,539	Sonae SGPS SA (Food & Staples Retailing)	16,228,683

		22,437,976

Singapore – 0.3%
114,976	BW LPG Ltd. (Energy)(b)	945,751
757,941	Hafnia Ltd. (Energy)	2,693,741
41,733	Kenon Holdings Ltd. (Utilities)	1,806,551
880,500	Parkway Life Real Estate Investment Trust REIT (Real Estate)	3,054,389
486,400	Suntec Real Estate Investment Trust REIT (Real Estate)	568,109
920,200	Yangzijiang Financial Holding Ltd. (Diversified Financials)*	263,124

		9,331,665

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – 2.2%
40,144	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	$ 387,588
169,656	Bankinter SA (Banks)	835,308
202,253	Cia de Distribucion Integral Logista Holdings SA (Transportation)	4,169,075
964,401	Ence Energia y Celulosa SA (Materials)	3,194,690
472,152	Faes Farma SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,012,288
1,246,518	Indra Sistemas SA (Software & Services)(a)	11,402,782
110,438	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals, Biotechnology & Life Sciences)	5,782,428
987,852	Mediaset Espana Comunicacion SA (Media & Entertainment)*	3,437,188
2,922,845	Merlin Properties Socimi SA REIT (Real Estate)	31,349,880
173,995	Solaria Energia y Medio Ambiente SA (Utilities)*	4,011,908
30,573	Viscofan SA (Food, Beverage & Tobacco)	1,780,524

		68,363,659

Sweden – 6.8%
453,352	AddLife AB, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	7,810,801
151,874	AddTech AB, Class B (Capital Goods)	2,599,880
11,071	AFRY AB (Commercial & Professional Services)	169,052
2,437,291	Arjo AB, Class B (Health Care Equipment & Services)	13,388,755
1,725,810	Betsson AB, Class B (Consumer Services)*	11,913,323
295,916	Bilia AB, Class A (Retailing)	4,181,137
652,362	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	14,350,885
448,025	Bravida Holding AB (Commercial & Professional Services)(b)	4,537,285
433,446	Cloetta AB, Class B (Food, Beverage & Tobacco)	867,566
2,005,501	Elekta AB, Class B (Health Care Equipment & Services)	14,484,750
62,489	HMS Networks AB (Technology Hardware & Equipment)	2,978,790
550,037	Intrum AB (Commercial & Professional Services)	11,748,771
844,596	Inwido AB (Capital Goods)	10,248,449

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
105,690	Lindab International AB (Capital Goods)	$ 1,849,933
45,926	Loomis AB (Commercial & Professional Services)	1,295,035
176,771	MEKO AB (Retailing)	2,077,971
170,520	MIPS AB (Consumer Durables & Apparel)(a)	9,122,775
42,363	Modern Times Group MTG AB, Class B (Media & Entertainment)*	438,482
682,034	NCC AB, Class B (Capital Goods)	7,083,060
452,652	New Wave Group AB, Class B (Consumer Durables & Apparel)	6,937,838
665,353	Saab AB, Class B (Capital Goods)	24,068,232
5,276,213	SSAB AB, Class B (Materials)	24,208,270
1,383,249	Trelleborg AB, Class B (Capital Goods)	33,987,197

		210,348,237

Switzerland – 3.2%
200,125	DKSH Holding AG (Commercial & Professional Services)	16,449,976
228,604	Galenica AG (Health Care Equipment & Services)(b)	18,098,686
55,162	Helvetia Holding AG (Insurance)	6,306,602
164,673	Huber + Suhner AG (Capital Goods)	14,827,631
11,524	Idorsia Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	140,928
2,526	Inficon Holding AG (Technology Hardware & Equipment)	2,108,102
63,095	Mobilezone Holding AG (Retailing)	1,126,110
275,243	PSP Swiss Property AG (Real Estate)	32,916,912
12,476	Stadler Rail AG (Capital Goods)(a)	404,053
31,613	Valiant Holding AG (Banks)	2,847,857
60,976	Zehnder Group AG (Capital Goods)	3,937,124

		99,163,981

United Kingdom – 14.1%
813,656	B&M European Value Retail SA (Retailing)	4,212,992
2,879,303	Babcock International Group PLC (Capital Goods)*	12,041,555
2,536,535	Balfour Beatty PLC (Capital Goods)	8,667,717
663,220	Beazley PLC (Insurance)	4,392,598
255,305	Bellway PLC (Consumer Durables & Apparel)	7,629,557
86,361	Big Yellow Group PLC REIT (Real Estate)	1,498,074
1,080,251	Britvic PLC (Food, Beverage & Tobacco)	11,320,138

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
113,947	Capital & Counties Properties PLC REIT (Real Estate)	$ 206,432
896,481	Central Asia Metals PLC (Materials)	2,723,879
22,944,380	Centrica PLC (Utilities)*	24,584,878
24,978	Chemring Group PLC (Capital Goods)	105,710
26,592	Clarkson PLC (Transportation)	1,118,259
366,911	Computacenter PLC (Software & Services)	11,599,562
560,590	Crest Nicholson Holdings PLC (Consumer Durables & Apparel)	1,884,835
63,442	Dechra Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,855,061
2,455,135	Drax Group PLC (Utilities)	23,551,438
6,738,314	DS Smith PLC (Materials)	24,019,368
437,005	Fevertree Drinks PLC (Food, Beverage & Tobacco)	5,725,716
1,382,177	Firstgroup PLC (Transportation)	2,257,379
14,110	Great Portland Estates PLC REIT (Real Estate)	106,807
1,847,877	Halfords Group PLC (Retailing)	3,866,159
2,855,781	Hays PLC (Commercial & Professional Services)	4,455,506
203,501	Hiscox Ltd. (Insurance)	2,215,867
2,716,903	IG Group Holdings PLC (Diversified Financials)	26,360,092
2,861,160	Inchcape PLC (Retailing)	29,284,524
1,262,546	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	4,944,317
562,173	Intermediate Capital Group PLC (Diversified Financials)	10,479,735
926,923	Investec PLC (Diversified Financials)	5,010,776
1,379,065	Lancashire Holdings Ltd. (Insurance)	7,512,681
2,941,627	LondonMetric Property PLC REIT (Real Estate)	8,970,117
9,028,719	Man Group PLC (Diversified Financials)	30,036,246
223,204	Morgan Sindall Group PLC (Capital Goods)	5,533,783
71,115	OSB Group PLC (Banks)	456,826
784,125	Pagegroup PLC (Commercial & Professional Services)	4,364,419
1,525,795	Pantheon Resources PLC (Energy)*(a)	2,177,284
1,462,582	Paragon Banking Group PLC (Banks)	9,549,344
1,575,264	Pennon Group PLC (Utilities)	19,281,971
1,492,793	QinetiQ Group PLC (Capital Goods)	6,952,413
1,206,434	Reach PLC (Media & Entertainment)	1,419,978

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
571,194	Redde Northgate PLC (Transportation)	$ 2,552,853
197,158	Redrow PLC (Consumer Durables & Apparel)	1,394,033
200,701	Rightmove PLC (Media & Entertainment)	1,569,037
62,889	RS GROUP PLC (Capital Goods)	793,954
1,033,342	Safestore Holdings PLC REIT (Real Estate)	14,388,893
712,656	Serica Energy PLC (Energy)	3,298,522
614,558	Spectris PLC (Technology Hardware & Equipment)	23,375,123
1,014,233	Spirent Communications PLC (Technology Hardware & Equipment)	3,488,640
1,289,111	SSP Group PLC (Consumer Services)*	4,008,778
238,816	SThree PLC (Commercial & Professional Services)	1,094,976
908,263	Tate & Lyle PLC (Food, Beverage & Tobacco)	8,897,683
44,540	TORM PLC, Class A (Energy)*	727,886
11,379,161	Tritax Big Box REIT PLC REIT (Real Estate)	27,377,348
5,025,665	UK Commercial Property REIT Ltd. REIT (Real Estate)	4,717,990
136,469	Vistry Group PLC (Consumer Durables & Apparel)	1,538,407
358,510	Warehouse REIT PLC REIT (Real Estate)	659,256

		433,257,372

United States – 0.0%
126,639	Diversified Energy Co. PLC (Energy)	190,771

TOTAL COMMON STOCKS
(Cost $3,056,569,760)		$2,984,921,123

Shares	Description	Rate	Value

Preferred Stock – 0.2%
Germany – 0.2%
	179,402	FUCHS PETROLUB SE (Materials)
	(Cost $4,913,604)	3.57%	$ 5,375,435

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
	(Cost $3,061,483,364)		$2,990,296,558

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
19,198,113	2.062%	$ 19,198,113
(Cost $19,198,113)

TOTAL INVESTMENTS – 97.7%
(Cost $3,080,681,477)		$3,009,494,671

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		71,468,752

NET ASSETS – 100.0%		$3,080,963,423

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector	% of Market Value

Industrials	22.4%
Consumer Discretionary	11.2
Financials	11.1
Real Estate	10.9
Information Technology	10.3
Materials	7.8
Consumer Staples	7.6
Health Care	7.4
Utilities	5.1
Energy	3.3
Communication Services	2.3
Securities Lending Reinvestment Vehicle	0.6
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	617	09/16/22	$21,971,907	$1,373,090
FTSE 100 Index	116	09/16/22	10,114,011	307,805
Hang Seng Index	9	08/30/22	1,191,664	(39,764)
MSCI Singapore Index	52	08/30/22	1,091,770	14,745
SPI 200 Index	46	09/15/22	5,280,392	231,654
TOPIX Index	125	09/08/22	17,793,763	368,029

Total Futures Contracts				$2,255,559

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2022:

EMERGING MARKETS EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$2,707,896	$44,116,307	$—
Asia	157,476,024	1,246,629,817	—	(c)
Europe	8,790,975	10,859,507	—
North America	47,339,631	—	—
South America	101,015,275	18,797,570	—
Securities Lending Reinvestment Vehicle	11,637,325	—	—

Total	$328,967,126	$1,320,403,201	$—

Derivative Type

Assets(b)
Futures Contracts	$653,770	$—	$—

Derivative Type

Liabilities(b)
Forward Foreign Currency Contracts	$—	$(16,769)	$—

INTERNATIONAL EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$12,410,351	$—
Asia	2,580,650	502,870,410	—
Europe	9,667,214	1,099,103,646	—
North America	22,958,360	102,545,729	—
Oceania	—	158,384,671	—
Right	—	198,179	—
Securities Lending Reinvestment Vehicle	32,866,684	—	—

Total	$68,072,908	$1,875,512,986	$—

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL SMALL CAP INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$631,134	$—
Asia	2,956,865	1,076,240,364	—
Europe	88,269,176	1,559,678,185	—
North America	190,771	—	—
Oceania	429,191	261,900,872	—
Securities Lending Reinvestment Vehicle	19,198,113	—	—

Total	$111,044,116	$2,898,450,555	$—

Derivative Type

Assets(b)
Futures Contracts	$2,295,323	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(39,764)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

(c)	Amount represents valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of July 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, October 31, 2021, they were classified as either Level 1 or Level 2.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Emerging Markets Equity Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.